Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	$ 142,457
Beginning balance	(85,169)	[1]	$ (44,837)
Ending balance	(139,228)		(85,169)	[1]
Ending balance	139,228		142,457
Cost
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	174,664
Beginning balance	(117,376)		(62,580)
Additions	44,019		33,952
Additions through business combination	0		26,224
Disposals	(7,512)		(364)
Impairment			1,521
Translation	(2,255)		3,495
Ending balance			(117,376)
Ending balance	213,426		174,664
Accumulated amortization and impairments
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	(32,207)
Beginning balance	32,207		17,743
Disposals	1,748		69
Depreciation	(42,256)		(16,633)
Impairment			(954)
Translation	(1,483)		(1,146)
Ending balance			32,207
Ending balance	(74,198)		(32,207)
Furniture And Fixture
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	(34,166)		(7,173)
Ending balance	(29,622)		(34,166)
Furniture And Fixture | Cost
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	(45,633)		(12,497)
Additions	9,404		11,283
Additions through business combination	0		24,582
Disposals	(937)		(338)
Impairment			1,521
Translation	(712)		870
Ending balance	(54,812)		(45,633)
Furniture And Fixture | Accumulated amortization and impairments
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	11,467		5,324
Disposals	715		57
Depreciation	(13,283)		(7,682)
Impairment			(954)
Translation	(1,155)		(528)
Ending balance	25,190		11,467
Computer Equipment
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	(32,702)		(16,753)
Ending balance	(40,327)		(32,702)
Computer Equipment | Cost
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	(49,806)		(26,155)
Additions	18,119		22,669
Additions through business combination	0		1,642
Disposals	(1,044)		(26)
Impairment			0
Translation	(26)		634
Ending balance	(66,907)		(49,806)
Computer Equipment | Accumulated amortization and impairments
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	17,104		9,402
Disposals	997		12
Depreciation	(10,490)		(7,960)
Impairment			0
Translation	17		(246)
Ending balance	26,580		17,104
Building
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	(18,301)		(20,911)
Ending balance	(18,481)		(18,301)
Building | Cost
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	(21,937)		(23,928)
Additions	0		0
Additions through business combination	0		0
Disposals	0		0
Impairment			0
Translation	(1,399)		1,991
Ending balance	(23,336)		(21,937)
Building | Accumulated amortization and impairments
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	3,636		3,017
Disposals	0		0
Depreciation	(951)		(991)
Impairment			0
Translation	(268)		(372)
Ending balance	4,855		3,636
Right-of-use assets
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	(57,288)
Ending balance	(50,798)		(57,288)
Right-of-use assets | Cost
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	(57,288)
Additions	16,496
Additions through business combination	0
Disposals	(5,531)
Translation	(118)
Ending balance	(68,371)		(57,288)
Right-of-use assets | Accumulated amortization and impairments
Property, Plant, And Equipment detailed information, Rollforward [Roll Forward]
Beginning balance	0
Disposals	36
Depreciation	(17,532)
Translation	(77)
Ending balance	$ 17,573		$ 0

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.